Business acquisitions - Schedule of detailed information about pro forma operating results of acquirer and acquiree (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended		12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquirer [Abstract]
Sales				$ 10,518	$ 4,373
Operating earnings				3,945	831
Earnings				2,947	$ 588
Pro Forma
Acquirer [Abstract]
Sales				10,958
Operating earnings				4,121
Earnings				3,090
Norbord, Inc.
Acquirer [Abstract]
Sales	$ 277
Operating earnings	115
Earnings	$ 86
Acquiree [Abstract]
Business combination, one-time Inventory adjustment expense		$ 93
Angelina Forest
Acquiree [Abstract]
Sales			$ 163
Operating earnings			61
Earnings			$ 57
Business combination, one-time Inventory adjustment expense				$ 2